Summary of Significant Accounting Policies - Employee Future Benefits and Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Defined benefit plan, market-related value of plan assets recognition period	3 years
DSUs | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Award vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average share price (period)	5 days
Award vesting period	3 years